Related Parties (Tables)	12 Months Ended
Mar. 31, 2020
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Balances of Receivables and Payables with Affiliates and Joint Ventures
The balances of receivables and payables with affiliates and joint ventures as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Receivables:
Affiliates	¥22,518	¥19,120
Joint ventures	237,880	204,126

Total	¥260,398	¥223,246

Payables:
Affiliates	¥141,576	¥108,267
Joint ventures	35,044	27,128

Total	¥176,620	¥135,395

Amount of Transactions with Affiliates and Joint Ventures
The amount of the transactions with affiliates and joint ventures for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Sales revenue:
Affiliates	¥119,725	¥113,814	¥109,615
Joint ventures	744,435	724,712	722,896

Total	¥864,160	¥838,526	¥832,511

Purchase:
Affiliates	¥1,407,755	¥1,416,729	¥1,241,314
Joint ventures	143,800	135,787	166,885

Total	¥1,551,555	¥1,552,516	¥1,408,199

Compensation Paid to Directors
Compensation paid to the directors of the Company for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Remuneration	¥719	¥732	¥691
Bonus	231	172	101
Stock compensation	—	125	140

Total	¥950	¥1,029	¥932

Major Consolidated Subsidiaries
Major consolidated subsidiaries as of March 31, 2020 are as follows:

Company	Country of Incorporation	Function	Percentage Ownership and Voting Interest
Honda R&D Co., Ltd.	Japan	Research & Development	100.0
Honda Finance Co., Ltd.	Japan	Finance	100.0
American Honda Motor Co., Inc.	U.S.A.	Sales	100.0
Honda Aero., Inc.	U.S.A.	Manufacturing	100.0
Honda North America, Inc.	U.S.A.	Coordination of Subsidiaries Operation	100.0
Honda of America Mfg., Inc.	U.S.A.	Manufacturing	100.0
American Honda Finance Corporation	U.S.A.	Finance	100.0
Honda Aircraft Company, LLC	U.S.A.	Research & Development, Manufacturing and Sales	100.0
Honda Manufacturing of Alabama, LLC	U.S.A.	Manufacturing	100.0
Honda Manufacturing of Indiana, LLC	U.S.A.	Manufacturing	100.0
Honda Transmission Mfg. of America, Inc.	U.S.A.	Manufacturing	100.0
Honda R&D Americas, Inc.	U.S.A.	Research & Development	100.0
Honda Canada Inc.	Canada	Manufacturing and Sales	100.0
Honda Canada Finance Inc.	Canada	Finance	100.0
Honda de Mexico, S.A. de C.V.	Mexico	Manufacturing and Sales	100.0
Honda Motor Europe Limited	U.K.	Coordination of Subsidiaries Operation and Sales	100.0
Honda of the U.K. Manufacturing Ltd.	U.K.	Manufacturing	100.0
Honda Finance Europe plc	U.K.	Finance	100.0
Honda Bank GmbH	Germany	Finance	100.0
Honda Turkiye A.S	Turkey	Manufacturing and Sales	100.0
Honda Motor (China) Investment Co., Ltd.	China	Coordination of Subsidiaries Operation and Sales	100.0
Honda Auto Parts Manufacturing Co., Ltd.	China	Manufacturing	100.0
Honda Motorcycle & Scooter India (Private) Ltd.	India	Manufacturing and Sales	100.0
Honda Cars India Limited	India	Manufacturing and Sales	100.0
P.T. Honda Precision Parts Manufacturing	Indonesia	Manufacturing	100.0
P.T. Honda Prospect Motor	Indonesia	Manufacturing and Sales	51.0
Honda Malaysia Sdn Bhd	Malaysia	Manufacturing and Sales	51.0
Honda Taiwan Co., Ltd.	Taiwan	Sales	100.0
Asian Honda Motor Co., Ltd.	Thailand	Coordination of Subsidiaries Operation and Sales	100.0
Honda Leasing (Thailand) Co., Ltd.	Thailand	Finance	100.0
Honda Automobile (Thailand) Co., Ltd.	Thailand	Manufacturing and Sales	89.0
Thai Honda Manufacturing Co., Ltd.	Thailand	Manufacturing	83.0
A.P. Honda Co., Ltd.	Thailand	Sales	61.0
Honda Vietnam Co., Ltd.	Vietnam	Manufacturing and Sales	70.0
Honda Motor de Argentina S.A.	Argentina	Manufacturing and Sales	100.0
Honda South America Ltda.	Brazil	Coordination of Subsidiaries Operation	100.0
Banco Honda S.A.	Brazil	Finance	100.0
Honda Automoveis do Brasil Ltda.	Brazil	Manufacturing and Sales	100.0
Moto Honda da Amazonia Ltda.	Brazil	Manufacturing and Sales	100.0